Schedule of Investments (unaudited)
November 30, 2024
iShares® MSCI Denmark ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Air Freight & Logistics — 8.6%
DSV A/S(a)	105,620	$22,621,319
Banks — 10.3%
Danske Bank A/S	393,120	11,310,921
Jyske Bank A/S, Registered	61,534	4,341,315
Ringkjoebing Landbobank A/S	29,967	4,891,626
Spar Nord Bank A/S	118,743	2,341,338
Sydbank A/S	86,674	4,309,874
		27,195,074
Beverages — 4.5%
Carlsberg A/S, Class B	68,328	7,049,774
Royal Unibrew A/S	65,761	4,963,861
		12,013,635
Biotechnology — 6.6%
Bavarian Nordic A/S(b)	127,064	3,492,996
Genmab A/S(b)	38,175	8,227,564
Zealand Pharma A/S(b)	55,539	5,753,619
		17,474,179
Building Products — 1.6%
Rockwool A/S, Class B	11,270	4,120,975
Chemicals — 4.7%
Novonesis (Novozymes) B, Class B	210,184	12,334,437
Commercial Services & Supplies — 1.6%
ISS A/S(a)	234,331	4,263,312
Construction & Engineering — 0.7%
Per Aarsleff Holding A/S	30,610	1,999,534
Electrical Equipment — 5.1%
NKT A/S(b)	59,512	4,597,944
Vestas Wind Systems A/S(b)	560,032	8,768,653
		13,366,597
Food Products — 0.7%
Schouw & Co. A/S	22,099	1,745,109
Ground Transportation — 0.3%
NTG Nordic Transport Group A/S, Class A(b)	18,019	728,459
Health Care Equipment & Supplies — 7.0%
Ambu A/S, Class B(b)	253,432	3,996,674
Coloplast A/S, Class B	78,173	9,866,750
Demant A/S(b)	120,234	4,603,875
		18,467,299
Household Durables — 1.3%
GN Store Nord A/S(a)(b)	174,177	3,350,936
Independent Power and Renewable Electricity Producers — 2.8%
Orsted A/S(a)(b)(c)	134,353	7,479,908
Insurance — 3.6%
Alm Brand A/S	1,425,222	2,764,122
Tryg A/S	292,937	6,760,485
		9,524,607
IT Services — 1.4%
Netcompany Group A/S(a)(b)(c)	75,605	3,777,588
Life Sciences Tools & Services — 0.7%
Chemometec A/S	27,690	1,866,160
Security	Shares	Value
Machinery — 1.6%
FLSmidth & Co. A/S	72,699	$3,977,029
Nilfisk Holding A/S(b)	21,581	325,982
		4,303,011
Marine Transportation — 5.4%
AP Moller - Maersk A/S, Class A	3,261	5,360,196
AP Moller - Maersk A/S, Class B, NVS	3,891	6,621,974
D/S Norden A/S	36,774	1,115,124
DFDS A/S	56,368	1,129,209
		14,226,503
Oil, Gas & Consumable Fuels — 0.7%
TORM PLC, Class A	87,406	1,849,109
Pharmaceuticals — 25.0%
ALK-Abello A/S(b)	197,617	4,545,866
H Lundbeck A/S	468,794	2,922,801
H Lundbeck A/S, Class A	70,417	361,202
Novo Nordisk A/S, Class B	544,048	58,305,497
		66,135,366
Software — 0.2%
cBrain A/S(a)	19,448	575,991
Specialty Retail — 0.4%
Matas A/S	60,928	1,080,451
Textiles, Apparel & Luxury Goods — 3.5%
Pandora A/S	56,633	9,138,003
Tobacco — 0.4%
Scandinavian Tobacco Group A/S, Class A(c)	83,625	1,128,093
Transportation Infrastructure — 0.3%
Svitzer Group A/S, NVS(a)(b)	25,100	803,278
Total Long-Term Investments — 99.0% (Cost: $251,144,334)		261,568,933
Short-Term Securities
Money Market Funds — 13.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.79%(d)(e)(f)	35,957,449	35,975,428
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.62%(d)(e)	170,000	170,000
Total Short-Term Securities — 13.7% (Cost: $36,148,131)		36,145,428
Total Investments — 112.7% (Cost: $287,292,465)		297,714,361
Liabilities in Excess of Other Assets — (12.7)%		(33,471,632)
Net Assets — 100.0%		$264,242,729

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Denmark ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/24	Shares Held at 11/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$5,139,059	$30,840,665 (a)	$—	$(129)	$(4,167)	$35,975,428	35,957,449	$6,452 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	120,000	50,000 (a)	—	—	—	170,000	170,000	1,511	—
				$(129)	$(4,167)	$36,145,428		$7,963	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
OMX Copenhagen 25 Index	101	12/20/24	$2,651	$(49,096)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$5,609,519	$255,959,414	$—	$261,568,933
Short-Term Securities
Money Market Funds	36,145,428	—	—	36,145,428
	$41,754,947	$255,959,414	$—	$297,714,361

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Denmark ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(49,096)	$—	$(49,096)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares